RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Compensation owed to related parties	$ 78,690	$ 78,690	$ 57,099
RLTConsulting [Member]
Related Party Transaction [Line Items]
Compensation owed to related parties	21,591	21,591
Jerry Gomolski
Related Party Transaction [Line Items]
Compensation owed to related parties	25,000	25,000	25,000
Charter 804CS [Member]
Related Party Transaction [Line Items]
Compensation owed to related parties	20,099	20,099	20,099
Gary Gray
Related Party Transaction [Line Items]
Compensation owed to related parties	$ 12,000	$ 12,000	$ 12,000